SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES (Details Narrative)		3 Months Ended			12 Months Ended
	Oct. 10, 2025 USD ($) shares	Mar. 31, 2026 USD ($) shares	Mar. 31, 2026 JPY (¥) shares	Mar. 31, 2025 JPY (¥) shares	Dec. 31, 2025 JPY (¥)	Dec. 31, 2024 JPY (¥)	Mar. 31, 2026 JPY (¥)	Oct. 10, 2025 JPY (¥)
Product Information [Line Items]
American depositary shares	1,250,000
Net proceeds	$ 4,302,198							¥ 658,666,480
Foreign currency transactions		Translations of amounts in the unaudited interim condensed consolidated balance sheets, unaudited interim condensed consolidated statements of income, and unaudited interim condensed consolidated statements of cash flows from JPY into US$ as of and for the three months ended March 31, 2026 are solely for the convenience of the reader and were calculated at the noon buying rate of $1 = JPY159.08, as published in H.10 statistical release of the United States Federal Reserve Board. No representation is made that the JPY amounts could have been, or could be, converted, realized, or settled into US$ at such rate or at any other rate.	Translations of amounts in the unaudited interim condensed consolidated balance sheets, unaudited interim condensed consolidated statements of income, and unaudited interim condensed consolidated statements of cash flows from JPY into US$ as of and for the three months ended March 31, 2026 are solely for the convenience of the reader and were calculated at the noon buying rate of $1 = JPY159.08, as published in H.10 statistical release of the United States Federal Reserve Board. No representation is made that the JPY amounts could have been, or could be, converted, realized, or settled into US$ at such rate or at any other rate.
Cash | ¥					¥ 0		¥ 0
Allowance for credit losses of accounts receivable		$ 49,689	¥ 7,904,510			¥ 7,405,870
Total deferred expenses		202,064			22,177,409		32,144,338
Impairment of long-lived assets | ¥			0		¥ 0
Deferred offering cost		1,908,972					¥ 303,679,188
Registration fees		109,737	17,456,929	¥ 16,505,426
Advertising expenses		580,492	92,344,713	26,747,826
Grant income		$ 77,954	¥ 12,400,890	¥ 8,524,957
Dilutive shares		3,000	3,000	3,000
Accounts Receivable [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Product Information [Line Items]
Concentration risk percentage		10.00%	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Product Information [Line Items]
Concentration risk percentage		10.00%	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Vendor [Member]
Product Information [Line Items]
Concentration risk percentage		10.00%	10.00%	10.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | A Vendor [Member]
Product Information [Line Items]
Concentration risk percentage		14.20%	14.20%		21.60%
Accounts Payable [Member] | Customer Concentration Risk [Member] | B Vendor [Member]
Product Information [Line Items]
Concentration risk percentage					10.10%
Accounts Payable [Member] | Customer Concentration Risk [Member] | C Vendor [Member]
Product Information [Line Items]
Concentration risk percentage		12.60%	12.60%
IPO [Member]
Product Information [Line Items]
Issuance of ordinary shares, shares	1,250,000